Fair Value Measurements - Valuation of Preferred Stock Warrant Liability (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019	Jun. 04, 2018 $ / shares	Dec. 31, 2017 $ / shares
Preferred Stock Warrant Liability
Reconciliation of movements in preferred stock warrant liability
Beginning balance	$ 0.4
Change in fair value	0.2
Exercise of preferred stock warrants	(0.6)
Ending balance	$ 0.0
Series A Preferred stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value per share (in dollars per share) | $ / shares			$ 8.44	$ 5.17
Expected dividend yield
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Preferred stock warrants, measurement input		0